Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Cash in bank and on hand	269	347

Total Cash and cash equivalents	269	347